Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of retained earnings

	As of December 31,
	2022	2023
	RMB	RMB	US$
PRC statutory reserve funds	60,847	67,800	9,549
Unreserved retained (losses)/earnings	(70,271)	(680,902)	(95,903)
Total accumulated losses	(9,424)	(613,102)	(86,354)

Schedule of components of accumulated other comprehensive income

The components of accumulated other comprehensive income were as follows:

	Foreign currency translation adjustment	Unrealized gains on available- for sale Securities	Total
	RMB	RMB	RMB
Balance at January 1, 2021	163,428	(88)	163,340
Other comprehensive loss before reclassification	(75,536)	—	(75,536)
Other comprehensive income attribute to noncontrolling interests	458	—	458
Balance at December 31, 2021	88,350	(88)	88,262
Other comprehensive income before reclassification	263,371	—	263,371
Other comprehensive income attribute to noncontrolling interests	2,315	—	2,315
Balance at December 31, 2022	354,036	(88)	353,948
Other comprehensive Income (loss) before reclassification	45,769	(43,494)	2,275
Other comprehensive income attribute to noncontrolling interests	631	—	631
Balance at December 31, 2023	400,436	(43,582)	356,854
Balance at December 31, 2023, in US$	56,400	(6,138)	50,262